SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Segments [Abstract]
FFO	$ 170	$ 291	$ 444	$ 549
Depreciation and amortization of real estate assets	(66)	(70)	(135)	(139)
Fair value gains, net	(803)	(1,092)	(1,113)	(722)
Share of equity accounted income - non-FFO	(908)	618	(1,158)	645
Income tax expense	48	62	(113)	(26)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	306	318	336	153
Net income attributable to unitholders	(1,253)	127	(1,739)	460
Non-controlling interests of others in operating subsidiaries and properties	(259)	(104)	(146)	276
Net (loss) income	$ (1,512)	$ 23	$ (1,885)	$ 736